Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets:
Total assets due from related party, current	$ 510	$ 1,189
Total assets due from related party, non-current	1,350	1,350
Liabilities included in Due to related party:
Total liabilities due to related party, current	1,460	699
Advances granted to the Manager
Assets:
Total assets due from related party, current	510	1,189
Security deposits to Manager
Assets:
Total assets due from related party, non-current	1,350	1,350
Executive service charges due to Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current	150	0
Administrative service charges due to Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current	30	30
Other Partnership expenses due to Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current	$ 1,280	$ 669